Other Non-Current Assets	12 Months Ended
Dec. 31, 2025
Other Assets, Noncurrent Disclosure [Abstract]
Other Non-Current Assets
Note 14 - Other Non-Current Assets
Other non-current assets consist of the following:

	As of December 31,
(In $ millions)	2025	2024
Deposit for acquisition of jack-up rigs (1)	36.0	—
Deferred mobilization and contract preparation costs (see Note 5 - Contracts with Customers)	29.4	39.5
Deferred tax asset, net	22.3	18.6
Accrued demobilization revenue (see Note 5 - Contracts with Customers)	9.9	1.5
Deferred finance charges	2.1	1.2
Other	1.0	1.7
Total	100.7	62.5
(1) Deposit amount in connection with the agreement to acquire five premium jack-up rigs from Noble Corporation (see Note 24 - Subsequent Events).